Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	1,705,497	1,786,817
Number of Options Outstanding, Granted	283,440	317,560
Number of Options Outstanding, Exercised	(493,129)	(398,880)
Number of Options Outstanding, Forfeited	(17,508)
Number of Options Outstanding, Ending balance	1,478,300	1,705,497
Weighted Average Exercise Price, Beginning balance	$ 34.4	$ 29.54
Weighted Average Exercise Price, Granted	60	49.86
Weighted Average Exercise Price, Exercised	28.76	24.96
Weighted Average Exercise Price, Forfeited	53.73
Weighted Average Exercise Price, Ending balance	$ 41.37	$ 34.4